Risks and Concentration - Summary of Accounts Receivable Concentration of Credit risk and Customers Contribution of Total Revenue (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration of Credit Risk | Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage		96.00%
Concentration of Credit Risk | Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	52.00%
Customer Concentration Risk | Total Revenue | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage		29.00%
Customer Concentration Risk | Total Revenue | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%
Customer Concentration Risk | Total Revenue | Customer E
Concentration Risk [Line Items]
Concentration risk, percentage			17.00%
Customer Concentration Risk | Total Revenue | Customer F
Concentration Risk [Line Items]
Concentration risk, percentage		16.00%